Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
25.      Income Taxes:
The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:
a)      Marshall Islands
The Company is incorporated in the Marshall Islands. Under current Marshall Islands law, the Company is not subject to tax on income or capital gains.
b)      Republic of Liberia
The principal operating entity of the Company, AMP, is incorporated in the Republic of Liberia. Under regulations promulgated by the Liberian Ministry of Finance, because AMP is considered a non-resident domestic corporation, it is not required to pay any tax or file any report or return with the Republic of Liberia in respect of income derived from its operations outside of the Republic of Liberia. The Liberian Ministry of Justice has issued an opinion that these regulations are valid.
c)      Greece
AMP has a branch office established in Greece. Under the laws of Greece, and in particular Greek Law 3427/2005 which amended, replaced and supplemented provisions of Law 89/1967 as of January 1, 2006, AMP is taxed on a cost plus basis, 5.42% for the period 2011 to 2015, on expenses incurred by its branch office in Greece. AMP's income, as calculated by applying the 5.42% profit margin, as applicable, is subject to Greek corporate income tax at the rate of 26% for the fiscal year 2012, 2013 and 2014. All expenses to which the profit margin applies are deducted from gross income for Greek corporate income tax purposes. Furthermore, AMP is exempt from Greek other tax, charge or contribution in favor of the Greek State or any third-party, on income derived from all its transactions worldwide in petroleum products, lubricants and similar commodities, the object of which lies outside of Greece.
d)      United States
A foreign corporation which is engaged in a trade or business in the United States will be subject to corporate income tax and branch profits tax at a combined rate of up to 54.5% on its income which is effectively connected with its United States trade or business, or Effectively Connected Income.
Income from the sale of property outside the United States by a foreign corporation will be treated as Effectively Connected Income if the corporation has a fixed place of business in the United States to which such income is attributable, unless (1) the property is sold for use, consumption or disposition outside the United States, and (2) the taxpayer has a fixed place of business in a foreign country which materially participates in the sale.
The Company has a place of business in the U.S. East Coast through its subsidiary Aegean Bunkering USA that acquired a U.S. bunkering division on December 18, 2013 (Note 3), and trade activities occurred inside the United States are subject to United Stated federal and state income taxes

The components of the AB USA's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Current tax expense	$-	(312)	$(56)
Deferred tax expense	-	-	-
Income tax provision	$-	(312)	$(56)

Effective tax rate	-	45.6%	(3.19%)

The reconciliation between the statutory tax expense in Aegean Bunkering USA from continuing operations to the income tax expense recorded in the financial statements is as follows:
	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$-	(332)	$(29)
Effect of permanent differences	-	20	(27)
Total tax (expense)/ benefit reconciliation	$-	(312)	$(56)

e)      Belgium
The Company has trade activities in Belgium through its subsidiary ANWE and operates its subsidiary ABAS, both incorporated in Belgium, and subject to Belgian income taxes which rate is 33.99% for the presented years.
The components of the ABAS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(75)	-	$-
Deferred tax benefit/ (expense)	(241)	(332)	(458)
Income tax benefit/ (expense)	$(316)	(332)	$(458)

Effective tax rate Reconciliation	80.00%	44.09%	25.46%

The reconciliation between the statutory tax benefit/ (expense) in Belgium on results of ABAS from continuing operations to the income tax benefit/ (expense) recorded in the financial statements is as follows:

	Year Ended December 31,
	2012	2013	2014
Income tax benefit/ (expense) on result before tax at statutory rate	$(114)	(204)	$(506)
Effect of permanent differences	(202)	(128)	48
Total tax benefit/ (expense) Reconciliation	$(316)	(332)	$(458)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset are as follows:

	Year Ended December 31,
	2012	2013	2014
Deferred tax assets:
Carryforward of notional interest deduction	$54	-	$-
Tax carryforward losses	2,023	1,734	1,275
Investment tax incentive	447	458	459
Total deferred taxes, net	$2,524	2,192	$1,734

The components of the ANWE Business' (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(3,370)	-	$(163)
Deferred tax (expense)/ benefit	(187)	1,732	547
Income tax (expense)/ benefit	$(3,557)	1,732	$384

Effective tax rate Reconciliation	34.32%	33.44%	7.57%

The reconciliation between the statutory tax expense in Belgium on income of Aegean NWE from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$(3,472)	1,750	$1,735
Effect of permanent differences	(85)	(18)	(1,351)
Total tax (expense)/ benefit reconciliation	$(3,557)	1,732	$384

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset and liability are as follows:

	Year Ended December 31,
	2012	2013	2014
Deferred tax assets:
Tax carry forward losses	$-	1,402	$2,570
Total deferred tax assets, net	-	1,402	2,570

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	3,045	2,715	3,336
Total deferred tax liabilities, net	$3,045	2,715	$3,336

In the accompanying balance sheets, the deferred income tax assets are included in current assets of $1,044 and 754 as the estimated amounts to recover over the next 12 months and in non-current assets of $1,852 and $1,224 as of December 31, 2013 and 2014, respectively. Deferred tax liabilities are presented in non-current liabilities of $2,017 and $1,010 as at December 31, 2013 and 2014, respectively. Income tax benefits as at December 31, 2014, of amount $3,845 that are carryforwards do not expire. As of December 31, 2013 and 2014, the Company has not recorded a valuation allowance.

f)                Canada
The Company is subject to Canadian income taxes through its Canadian subsidiaries

The components of the Canadian subsidiaries (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Current tax expense	$(249)	(110)	$(334)
Deferred tax expense	-	-
Income tax provision	$(249)	(110)	$(334)

Effective tax rate Reconciliation	11.28%	13.63%	51.38%

The reconciliation the statutory tax expense in Canada on income from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2012	2013	2014
Income tax on profit before tax at statutory rate	$(616)	(227)	$(183)
Effect of permanent differences	367	117	(151)
Total tax expense reconciliation	$(249)	(110)	$(334)

g)      Other
Generally, under the laws of the countries of the vessel-owning companies' and the Manager's incorporation and/or vessels' registration, the vessel-owning companies and the Manager were not subject to tax on shipping income. However, the vessel-owning companies are subject to registration and tonnage taxes, which have been included in other operating expenses in the accompanying consolidated statements of income.
The Company files income tax returns in the Canadian federal jurisdiction and various provincial jurisdictions, as well as the Belgian federal jurisdiction. In the normal course of business, the Company is subject to examination by taxing authorities. Open tax years in Canada range from 2011 to 2014 and in Belgium from 2012 to 2014 and in U.S.A. from 2013 to 2014. However, upon examination in subsequent years, if net operating loss carry forwards and tax credit carry forwards are utilized, the Canadian and Belgian jurisdictions can reduce net operating loss carry forwards and tax credit carry forwards utilized in the year being examined if they do not agree with the carry forward amount. As of December 31, 2014, the Company was not under audit in the Canadian or Belgian taxing jurisdictions.